Subsequent Events	12 Months Ended
Jun. 30, 2026
Events after the reporting period [Abstract]
Subsequent Events	Subsequent events
(a)On 2 July 2026, a drawdown was made related to the US$500 million RCF and A$250 million term loan of US$400 million and
A$250 million respectively. These funds were utilised to settle the US$ RCF of US$200 million, US$ term loan of US$100 million and the US$ bridge facility of US$275 million owing under the group’s existing facilities. Following the receipt and application of the funds, the refinancing was implemented, resulting in the new facilities becoming effective and the group’s debt maturity profile being extended.
On 18 September 2026, a drawdown was made related to the A$250 million RCF of A$125 million (R1.4 billion).
On 28 September 2026, a principal payment of US$150 million (R2.4 billion), was made on the US$500 million RCF. On
2 October 2026, a payment of US$256 million (R4.2 billion), comprising US$250 million of capital and US$6 million of interest, was made on the US$500 million RCF.
(b)On 14 August 2026, Mr Frans (“Faan”) Lombard was appointed as Lead Independent Director and chair of the nominations committee in addition to his membership of the audit and risk committee.
(c)On 26 August 2026, a final dividend of 750 SA cents per ordinary share was declared, which was paid on 12 October 2026.
(d)On 29 September 2026, Harmony issued US$500 million guaranteed senior unsecured convertible bonds due
29 September 2031 (the bonds). The bonds will be guaranteed by certain subsidiaries of the group. The bonds were issued at
100% of their principal amount, being US$200 000 per bond. Unless previously redeemed, converted or purchased and cancelled in accordance with their terms, the bonds will be redeemed at 100% of their principal amount on
29 September 2031. The bonds bear interest at 1.5% per annum, payable semi-annually in arrear in equal instalments on
29 March and 29 September of each year, commencing 29 March 2027.
The initial conversion price is R418.60 per ordinary share, subject to customary market-standard adjustments, including certain dividend protection provisions, in accordance with the terms and conditions of the bonds. The bonds are convertible into approximately 19.4 million ordinary shares, representing approximately 3.0% of the company’s issued ordinary share capital as at the date of the announcement. Upon conversion, the company may elect to deliver ordinary shares underlying the bonds or exercise its net share settlement option to limit dilution.
The transaction is a non-adjusting event after the reporting date. Accordingly, no amounts relating to the bonds have been recognised in these financial statements. The accounting assessment, including the classification and measurement of the contractual features of the bonds, remains subject to completion following issuance and review of the final executed documentation. The resulting accounting impact will be recognised and disclosed in the group’s condensed consolidated financial statements for the period ending 31 December 2026.
39Subsequent events continued
(e)On 15 October 2026, Mr Alwyn Pretorius and Mr James Boardman were appointed to the board of directors of Harmony as independent non-executive directors.